Filed with the Securities and Exchange Commission on February 23, 2024

Securities Act Registration No. 333-226989

Investment Company Act Reg. No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 30	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 32	[X]

North Square Investments Trust

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Robert M. Kurucza, Esq.
Seward & Kissel LLP
901 K Street
Washington, DC 20001
(202) 661-7195

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[X] on (March 4, 2024) pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 27 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on November 14, 2023 and pursuant to Rule 485(a)(2) would have become effective on January 28, 2024.

This Post-Effective Amendment No. 30 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 4, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 28 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on February 23rd, 2024.

North Square Investments Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	February 23, 2024
Ian Martin	Officer and Trustee

David B. Boon*	Trustee	February 23, 2024
David B. Boon

Donald J. Herrema*	Trustee	February 23, 2024
Donald J. Herrema

Catherine A. Zaharis*	Trustee	February 23, 2024
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	February 23, 2024
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact (Pursuant to Powers of Attorney previously filed and incorporated herein by reference)